                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07409
                                                      ---------

                          Tax-Managed Growth Portfolio
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                                -----------------
                             Date of Fiscal Year End

                                  June 30, 2003
                                  -------------
                            Date of Reporting Period

 -------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.5%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Aerospace and Defense -- 2.1%
--------------------------------------------------------------------------
Boeing Company (The)                            784,914    $    26,938,248
General Dynamics                                505,000         36,612,500
Honeywell International, Inc.                   275,998          7,410,546
Northrop Grumman Corp.                        1,584,235        136,703,638
Raytheon Company                                313,599         10,298,591
Rockwell Collins, Inc.                          203,032          5,000,678
Teledyne Technologies Incorporated(1)             6,117             80,133
United Technologies Corp.                     1,386,054         98,174,205
--------------------------------------------------------------------------
                                                           $   321,218,539
--------------------------------------------------------------------------
Air Freight and Logistics -- 2.7%
--------------------------------------------------------------------------
FedEx Corporation                             2,306,578    $   143,077,033
Robinson (C.H.) Worldwide, Inc.               1,188,515         42,263,593
United Parcel Service, Inc. Class B           3,593,215        228,887,795
--------------------------------------------------------------------------
                                                           $   414,228,421
--------------------------------------------------------------------------
Airlines -- 0.0%
--------------------------------------------------------------------------
Southwest Airlines, Inc.                         17,221    $       296,201
--------------------------------------------------------------------------
                                                           $       296,201
--------------------------------------------------------------------------
Auto Components -- 0.2%
--------------------------------------------------------------------------
ArvinMeritor, Inc.                               33,635    $       678,754
Borg-Warner Automotive, Inc.                    203,981         13,136,376
Dana Corp.                                       46,137            533,344
Delphi Automotive Systems Corp.                   6,338             54,697
Johnson Controls, Inc.                          123,980         10,612,688
Visteon Corp.                                    10,226             70,253
--------------------------------------------------------------------------
                                                           $    25,086,112
--------------------------------------------------------------------------
Automobiles -- 0.1%
--------------------------------------------------------------------------
DaimlerChrysler AG                                7,000    $       243,040
Ford Motor Co.                                  145,884          1,603,265
General Motors Corp.                             13,896            500,256
Harley-Davidson, Inc.                           123,700          4,930,682
Honda Motor Co. Ltd. ADR                         20,000            381,000
--------------------------------------------------------------------------
                                                           $     7,658,243
--------------------------------------------------------------------------
Beverages -- 4.0%
--------------------------------------------------------------------------
Anheuser-Busch Companies, Inc.                3,191,795    $   162,941,135
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Beverages (continued)
--------------------------------------------------------------------------
Coca-Cola Company (The)                       3,101,382    $   143,935,139
Coca-Cola Enterprises, Inc.                   1,729,424         31,389,046
PepsiCo., Inc.                                6,472,835        288,041,157
--------------------------------------------------------------------------
                                                           $   626,306,477
--------------------------------------------------------------------------
Biotechnology -- 2.3%
--------------------------------------------------------------------------
Amgen, Inc.(1)                                3,628,851    $   241,100,860
Applera Corp. - Celera Genomics Group(1)         26,000            268,320
Biogen, Inc.(1)                               1,500,000         57,000,000
Genzyme Corp. - General Division(1)             725,812         30,338,942
Gilead Sciences, Inc.(1)                         77,490          4,306,894
Incyte Pharmaceuticals, Inc.(1)               1,118,525          5,189,956
Invitrogen Corp.(1)                             467,551         17,939,932
Vertex Pharmaceuticals, Inc.(1)                  13,000            189,800
--------------------------------------------------------------------------
                                                           $   356,334,704
--------------------------------------------------------------------------
Building Products -- 0.8%
--------------------------------------------------------------------------
American Standard Companies, Inc.(1)            331,609    $    24,515,853
CRH plc                                         329,450          5,195,854
Masco Corporation                             4,145,436         98,868,649
Water Pik Technologies(1)                         2,141             16,636
--------------------------------------------------------------------------
                                                           $   128,596,992
--------------------------------------------------------------------------
Capital Markets -- 3.3%
--------------------------------------------------------------------------
Affiliated Managers Group(1)                     13,680    $       833,796
Bank of New York Co., Inc. (The)                465,538         13,384,217
Bear Stearns Companies, Inc.                     16,237          1,175,884
Credit Suisse Group                             155,136          4,090,831
Federated Investors, Inc.                     1,634,947         44,830,247
Franklin Resources, Inc.                      1,503,317         58,734,595
Goldman Sachs Group, Inc.                         9,627            806,261
Investors Financial Services Corp.              475,402         13,791,412
Janus Capital Group, Inc.                        95,458          1,565,511
Knight Trading Group, Inc.(1)                 1,750,000         10,885,000
Legg Mason, Inc.                                 17,641          1,145,783
Lehman Brothers Holdings, Inc.                   55,756          3,706,659
Mellon Financial Corporation                    221,912          6,158,058
Merrill Lynch & Co., Inc.                     1,725,133         80,529,208
Morgan (J.P.) Chase & Co.                       410,405         14,027,643
Morgan Stanley Dean Witter & Co.              4,623,106        197,637,781
Morgan Stanley Dean Witter & Co.(2)(3)          150,000          6,411,698
Northern Trust Corp.                            261,505         10,928,294

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Capital Markets (continued)
--------------------------------------------------------------------------
Nuveen Investments Class A                      150,000    $     4,086,000
Price (T. Rowe) Group, Inc.                     171,434          6,471,633
Raymond James Financial, Inc.                    98,225          3,246,336
Schwab (Charles) & Co.                          951,562          9,601,261
State Street Corp.                              328,000         12,923,200
UBS AG                                           32,525          1,801,885
Waddell & Reed Financial, Inc., Class A         100,882          2,589,641
--------------------------------------------------------------------------
                                                           $   511,362,834
--------------------------------------------------------------------------
Chemicals -- 1.0%
--------------------------------------------------------------------------
Airgas, Inc.                                    468,536    $     7,847,978
Arch Chemicals, Inc.                              4,950             94,545
Bayer AG ADR                                     40,000            922,000
Dow Chemical Co. (The)                          251,078          7,773,375
DuPont (E.I.) de Nemours & Co.                1,255,965         52,298,383
Ecolab, Inc.                                    318,168          8,145,101
MacDermid, Inc.                                  61,937          1,628,943
Monsanto Company                                 94,435          2,043,573
Olin Corp.                                        9,900            169,290
PPG Industries, Inc.                             23,542          1,194,521
Rohm and Haas, Co.                                2,380             73,851
RPM, Inc.                                        88,338          1,214,647
Sigma-Aldrich Corp.                             630,897         34,181,999
Solutia Inc.                                     20,293             44,239
Valspar Corp.                                   818,316         34,549,302
--------------------------------------------------------------------------
                                                           $   152,181,747
--------------------------------------------------------------------------
Commercial Banks -- 7.5%
--------------------------------------------------------------------------
AmSouth Bancorporation                          830,660    $    18,141,614
Associated Banc-Corp.                           749,148         27,628,578
Bank of America Corporation                   2,044,806        161,601,018
Bank of Hawaii Corp.                             49,425          1,638,439
Bank of Montreal                                270,223          8,579,580
Bank One Corp.                                1,698,081         63,134,652
Banknorth Group, Inc.                            65,720          1,677,174
BB&T Corp.                                    1,169,217         40,104,143
Charter One Financial, Inc.                     251,993          7,857,142
City National Corp.                             273,260         12,176,466
Colonial Bancgroup, Inc. (The)                  396,090          5,493,768
Comerica, Inc.                                  222,464         10,344,576
Commerce Bancshares, Inc.                       178,396          6,948,524
Community First Bancshares, Inc.                360,184          9,833,023
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Commercial Banks (continued)
--------------------------------------------------------------------------
Compass Bancshares, Inc.                        359,763    $    12,566,522
Fifth Third Bancorp                           1,068,442         61,264,464
First Citizens BancShares, Inc.                  43,651          4,401,767
First Financial Bancorp.                         47,933            766,928
First Midwest Bancorp, Inc.                     815,329         23,489,628
First Tennessee National Corporation            110,173          4,837,696
FleetBoston Financial Corporation               701,047         20,828,106
Hibernia Corp. Class A                          187,345          3,402,185
HSBC Holdings PLC ADR                           602,271         35,600,239
Huntington Bancshares, Inc.                     578,423         11,290,817
Keycorp                                         610,951         15,438,732
M&T Bank Corp.                                   37,734          3,177,957
Marshall & Ilsley Corp.                         683,798         20,910,543
National City Corp.                           1,286,764         42,090,050
National Commerce Financial Corp.             1,113,055         24,698,690
North Fork Bancorporation, Inc.                  53,534          1,823,368
PNC Bank Corp.                                  150,003          7,321,646
Popular, Inc.                                       716             27,630
Regions Financial Corp.                       1,624,786         54,885,271
Royal Bank of Scotland Group PLC                 50,837          1,428,657
S&T Bancorp, Inc.                               100,000          2,743,000
SouthTrust Corp.                                511,824         13,921,613
Southwest Bancorporation of
Texas, Inc.(1)                                  815,601         26,515,189
SunTrust Banks, Inc.                            403,443         23,940,308
Synovus Financial Corp.                       1,303,564         28,026,626
TCF Financial Corporation                        28,000          1,115,520
U.S. Bancorp                                  4,180,187        102,414,582
Union Planters Corp.                            699,882         21,717,338
Valley National Bancorp                         401,861         10,589,037
Wachovia Corp.                                1,707,754         68,241,850
Wells Fargo & Company                         2,251,199        113,460,430
Westamerica Bancorporation                      266,506         11,481,078
Whitney Holding Corp.                           356,570         11,399,543
Zions Bancorporation                            227,671         11,522,429
--------------------------------------------------------------------------
                                                           $ 1,172,498,136
--------------------------------------------------------------------------
Commercial Services and Supplies -- 2.1%
--------------------------------------------------------------------------
Allied Waste Industries, Inc.(1)              1,674,390    $    16,827,620
Apollo Group, Inc. Class A(1)                     7,599            469,314
Arbitron, Inc.(1)                                30,885          1,102,595
Avery Dennison Corp.                          1,332,004         66,866,601
Banta Corp.                                      42,341          1,370,578

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Commercial Services and Supplies (continued)
--------------------------------------------------------------------------
Block (H&R), Inc.                               732,354    $    31,674,311
Bowne & Company                                 172,640          2,249,499
Cendant Corp.(1)                                549,359         10,064,257
Century Business Services, Inc.(1)              400,000          1,300,000
Cintas Corp.                                  1,191,836         42,238,668
Consolidated Graphics, Inc.(1)                   70,215          1,606,519
Deluxe Corporation                               80,675          3,614,240
Donnelley (R.R.) & Sons Co.                     200,521          5,241,619
Equifax, Inc.                                    85,724          2,228,824
Gevity HR, Inc.                                  78,125            923,438
Harland (John H.) Co.                            51,540          1,348,286
HON Industries, Inc.                          1,552,470         47,350,335
Hudson Highland Group, Inc.(1)                   11,581            220,155
Imagistics International Inc.(1)                  2,482             64,036
Manpower, Inc.                                  112,000          4,154,080
Miller (Herman) Inc.                            577,903         11,679,420
Monster Worldwide Inc.(1)                       154,426          3,046,825
Navigant Consulting, Inc.(1)                    463,017          5,486,751
Pitney Bowes, Inc.                               89,799          3,449,180
ServiceMaster Co.                               938,668         10,043,748
Steelcase Inc.                                  123,000          1,446,480
Sylvan Learning Systems, Inc.(1)                641,311         14,647,543
United Rentals, Inc.(1)                         401,179          5,572,376
Waste Management, Inc.                        1,303,899         31,410,927
--------------------------------------------------------------------------
                                                           $   327,698,225
--------------------------------------------------------------------------
Communications Equipment -- 1.0%
--------------------------------------------------------------------------
3Com Corp.(1)                                   873,949    $     4,090,081
ADC Telecommunications, Inc.(1)                 370,286            862,025
Advanced Fibre Communication, Inc.(1)            15,000            244,050
Alcatel S.A. ADR(1)                              43,728            391,366
Avaya, Inc.(1)                                   65,196            421,166
Ciena Corp.(1)                                  380,378          1,974,162
Cisco Systems, Inc.(1)                        3,471,634         57,941,571
Comverse Technology, Inc.(1)                    386,378          5,807,261
Corning, Inc.(1)                                705,943          5,216,919
Enterasys Networks, Inc.(1)                      55,945            169,513
JDS Uniphase Corp.(1)                            52,451            184,103
Lucent Technologies, Inc.(1)                    654,299          1,328,227
McData Corp., Class A(1)                         22,090            324,060
Motorola, Inc.                                  550,458          5,190,819
Nokia Corp., Class A, ADR                     2,826,307         46,436,224
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Communications Equipment (continued)
--------------------------------------------------------------------------
Nortel Networks Corp.(1)                      1,560,542    $     4,213,463
Qualcomm, Inc.                                  344,112         12,302,004
Riverstone Networks, Inc.(1)                     28,706             33,873
Tellabs, Inc.(1)                                118,404            777,914
--------------------------------------------------------------------------
                                                           $   147,908,801
--------------------------------------------------------------------------
Computers and Peripherals -- 3.5%
--------------------------------------------------------------------------
Dell Computer Corp.(1)                        3,985,489    $   127,376,228
EMC Corp.(1)                                  1,200,343         12,567,591
Gateway, Inc.(1)                                 99,407            362,836
Hewlett-Packard Co.                           1,677,903         35,739,334
International Business Machines Corp.         1,980,747        163,411,628
Lexmark International Group, Inc.(1)          2,738,983        193,837,827
Network Appliance, Inc.(1)                      488,000          7,910,480
Palm, Inc.(1)                                    65,230          1,061,292
Sun Microsystems, Inc.(1)                       494,670          2,275,482
--------------------------------------------------------------------------
                                                           $   544,542,698
--------------------------------------------------------------------------
Construction and Engineering -- 0.1%
--------------------------------------------------------------------------
Dycom Industries, Inc.(1)                       151,725    $     2,473,118
Jacobs Engineering Group, Inc.(1)               325,090         13,702,544
--------------------------------------------------------------------------
                                                           $    16,175,662
--------------------------------------------------------------------------
Construction Materials -- 0.0%
--------------------------------------------------------------------------
Vulcan Materials Company                        184,512    $     6,839,860
--------------------------------------------------------------------------
                                                           $     6,839,860
--------------------------------------------------------------------------
Consumer Finance -- 0.9%
--------------------------------------------------------------------------
American Express Co.                            524,111    $    21,913,081
Capital One Financial Corp.                   1,255,790         61,759,752
MBNA Corporation                                391,431          8,157,422
Providian Financial Corp.(1)                    597,678          5,534,498
SLM Corp.                                       905,499         35,468,396
--------------------------------------------------------------------------
                                                           $   132,833,149
--------------------------------------------------------------------------
Containers and Packaging -- 0.1%
--------------------------------------------------------------------------
Bemis Co.                                       141,000    $     6,598,800
Caraustar Industries, Inc.(1)                   224,961          1,801,938
Sealed Air Corp.(1)                              61,985          2,954,205
Sonoco Products Co.                             160,690          3,859,774

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Containers and Packaging (continued)
--------------------------------------------------------------------------
Temple-Inland, Inc.                              12,632    $       542,039
--------------------------------------------------------------------------
                                                           $    15,756,756
--------------------------------------------------------------------------
Department Stores -- 0.0%
--------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The)(1)               27,117    $       935,537
--------------------------------------------------------------------------
                                                           $       935,537
--------------------------------------------------------------------------
Distillers and Vintners -- 0.0%
--------------------------------------------------------------------------
Brown-Forman Corp. Class A                       15,296    $     1,231,328
--------------------------------------------------------------------------
                                                           $     1,231,328
--------------------------------------------------------------------------
Distributors -- 0.0%
--------------------------------------------------------------------------
Genuine Parts Company                           188,609    $     6,037,374
--------------------------------------------------------------------------
                                                           $     6,037,374
--------------------------------------------------------------------------
Diversified Financial Services -- 1.6%
--------------------------------------------------------------------------
Citigroup Inc.                                4,023,320    $   172,198,096
Finova Group, Inc.(1)                           175,587             34,239
ING groep, N.V. ADR                             210,570          3,691,292
Moody's Corp.                                    20,004          1,054,411
Royal Bank of Canada                            438,749         18,673,157
Royal Bank of Scotland Group
PLC (A.V.S.)                                     50,837             48,322
Societe Generale                                809,647         51,412,034
--------------------------------------------------------------------------
                                                           $   247,111,551
--------------------------------------------------------------------------
Diversified Telecommunication Services -- 2.1%
--------------------------------------------------------------------------
Alltel Corp.                                  1,495,597    $    72,117,687
AT&T Corp.                                      473,645          9,117,666
BCE, Inc.                                     4,400,000        101,684,000
BellSouth Corp.                                 468,023         12,463,452
Cincinnati Bell Inc.(1)                         183,466          1,229,222
Citizens Communications Co.(1)                   59,563            767,767
Deutsche Telekom AG(1)                        1,956,790         29,743,208
PTEK Holdings, Inc.(1)                           28,000            135,800
Qwest Communications
International, Inc.(1)                           59,924            286,437
RSL Communications Ltd.(1)                      747,161                 97
SBC Communications, Inc.                      1,320,129         33,729,296
Sprint Corp. - FON Group                        164,578          2,369,923
Talk America Holdings, Inc.(1)                   82,458            899,617
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Diversified Telecommunication Services (continued)
--------------------------------------------------------------------------
Telefonos de Mexico ADR                       1,000,000    $    31,420,000
Verizon Communications                          953,801         37,627,449
WorldCom, Inc.(1)                               187,818              7,137
WorldCom, Inc. - MCI Group(1)                    46,372              6,724
--------------------------------------------------------------------------
                                                           $   333,605,482
--------------------------------------------------------------------------
Electric Utilities -- 0.2%
--------------------------------------------------------------------------
Ameren Corp.                                      5,000    $       220,500
American Electric Power, Inc.                       960             28,637
Dominion Resources, Inc.                         10,464            672,521
Exelon Corp.                                    500,000         29,905,000
PG&E Corp.(1)                                    47,705          1,008,961
TECO Energy, Inc.                                38,586            462,646
TXU Corp.                                       250,196          5,616,900
Wisconsin Energy Corp.                            9,576            277,704
--------------------------------------------------------------------------
                                                           $    38,192,869
--------------------------------------------------------------------------
Electrical Equipment -- 0.6%
--------------------------------------------------------------------------
American Power Conversion Corp.(1)               36,671    $       571,701
Baldor Electric Co.                             149,060          3,070,636
Emerson Electric Co.                          1,609,845         82,263,080
Rockwell International Corp.                    179,520          4,279,757
Thomas & Betts Corp.(1)                         114,600          1,655,970
--------------------------------------------------------------------------
                                                           $    91,841,144
--------------------------------------------------------------------------
Electronic Equipment and Instruments -- 0.7%
--------------------------------------------------------------------------
Agilent Technologies, Inc.(1)                   718,644    $    14,049,490
Arrow Electronics, Inc.(1)                        8,750            133,350
Flextronics International Ltd.(1)               182,816          1,899,458
Jabil Circuit, Inc.(1)                        2,127,971         47,028,159
Molex, Inc., Class A                            112,582          2,609,538
National Instruments Corp.(1)                   466,603         17,628,261
PerkinElmer, Inc.                               300,081          4,144,119
Plexus Corp.(1)                                 209,946          2,420,677
Roper Industries, Inc.                           23,122            860,138
Sanmina Corp.(1)                              1,186,972          7,489,793
Solectron Corporation(1)                      1,818,848          6,802,492
Waters Corp.(1)                                 198,320          5,777,062
X-Rite Incorporated                             361,707          3,584,516
--------------------------------------------------------------------------
                                                           $   114,427,053
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Energy Equipment and Services -- 0.6%
--------------------------------------------------------------------------
Baker Hughes, Inc.                              920,182    $    30,890,510
Core Laboratories N.V.(1)                       149,438          1,613,930
Grant Prideco, Inc.(1)                          124,234          1,459,750
Halliburton Company                             500,202         11,504,646
National-Oilwell, Inc.(1)                       686,929         15,112,438
Schlumberger Ltd.                               485,712         23,105,320
Smith International, Inc.(1)                    140,000          5,143,600
Transocean Sedco Forex, Inc.(1)                  71,442          1,569,581
--------------------------------------------------------------------------
                                                           $    90,399,775
--------------------------------------------------------------------------
Food and Staples Retailing -- 2.1%
--------------------------------------------------------------------------
Albertson's, Inc.                               820,296    $    15,749,683
Casey's General Stores, Inc.                     91,201          1,289,582
Costco Wholesale Corp.(1)                        33,307          1,219,036
CVS Corp.                                       176,209          4,939,138
Kroger Co. (The)(1)                           1,245,431         20,773,789
Safeway, Inc.(1)                              1,174,346         24,027,119
Sysco Corp.                                   1,566,918         47,070,217
Walgreen Co.                                    653,638         19,674,504
Wal-Mart Stores, Inc.                         3,566,567        191,417,651
Winn-Dixie Stores, Inc.                         264,513          3,256,155
--------------------------------------------------------------------------
                                                           $   329,416,874
--------------------------------------------------------------------------
Food Products -- 2.6%
--------------------------------------------------------------------------
Archer-Daniels-Midland Co.                      316,652    $     4,075,311
Campbell Soup Co.                             1,243,047         30,454,652
Conagra Inc.                                  1,596,119         37,668,408
Dean Foods Co.(1)                               504,216         15,882,804
Del Monte Foods, Co.(1)                         103,109            911,484
General Mills, Inc.                             286,539         13,584,814
Heinz (H.J.) Co.                                230,855          7,613,598
Hershey Foods Corp.                             242,383         16,884,400
JM Smucker Co.                                   19,265            768,481
Kellogg Co.                                      68,724          2,362,044
Kraft Foods, Inc.                               387,165         12,602,221
McCormick & Co., Inc.                           482,002         13,110,454
Nestle SA                                       200,000         41,347,683
Riviana Foods, Inc.                             250,000          6,727,500
Sara Lee Corp.                                2,787,965         52,441,622
Smithfield Foods, Inc.(1)                     4,207,530         96,436,588
Tyson Foods, Inc.                               405,548          4,306,920
Unilever ADR                                    342,858         18,514,332
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Food Products (continued)
--------------------------------------------------------------------------
Wrigley (Wm.) Jr. Company Class A               433,873    $    24,396,679
--------------------------------------------------------------------------
                                                           $   400,089,995
--------------------------------------------------------------------------
Gas Utilities -- 0.6%
--------------------------------------------------------------------------
Kinder Morgan, Inc.                           1,781,672    $    97,368,375
--------------------------------------------------------------------------
                                                           $    97,368,375
--------------------------------------------------------------------------
Health Care Equipment and Supplies -- 1.2%
--------------------------------------------------------------------------
Advanced Medical Optics(1)                        3,744    $        63,835
Bausch & Lomb, Inc.                              29,250          1,096,875
Baxter International, Inc.                      237,990          6,187,740
Becton & Dickinson and Co.                       62,673          2,434,846
Biomet, Inc.                                    411,340         11,789,004
Boston Scientific Corporation(1)                540,985         33,054,184
Dentsply International, Inc.                     11,325            463,193
Edwards Lifesciences Corp.(1)                    15,420            495,599
Guidant Corp.                                    54,692          2,427,778
Hillenbrand Industries, Inc.                    638,072         32,190,732
Lumenis Ltd.(1)                                 100,000            169,000
Medtronic, Inc.                               1,629,487         78,166,491
Millipore Corporation(1)                         70,000          3,105,900
St. Jude Medical, Inc.(1)                        10,014            575,805
Steris Corp.(1)                                  26,813            619,112
VISX, Inc.(1)                                    50,000            867,500
Zimmer Holdings, Inc.(1)                        244,815         11,028,916
--------------------------------------------------------------------------
                                                           $   184,736,510
--------------------------------------------------------------------------
Health Care Providers and Services -- 2.1%
--------------------------------------------------------------------------
AmerisourceBergen Corp.                          63,924    $     4,433,129
Andrx Group(1)                                  393,772          7,836,063
Beverly Enterprises, Inc.(1)                    357,143          1,250,001
Cardinal Health, Inc.                         1,850,149        118,964,581
Cigna Corp.                                      11,836            555,582
HCA Inc.                                         53,450          1,712,538
Health Management Associates, Inc.,
Class A                                       1,036,833         19,129,569
IDX Systems Corp.(1)                             60,000            931,200
IMS Health, Inc.                                224,000          4,029,760
McKesson HBOC, Inc.                           1,038,903         37,130,393
Parexel International Corp.(1)                   35,000            488,250
Quest Diagnostics, Inc.(1)                        8,750            558,250
Quintiles Transnational Corp.(1)                307,407          4,362,105

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Health Care Providers and Services (continued)
--------------------------------------------------------------------------
Renal Care Group, Inc.(1)                       371,007    $    13,063,156
Schein (Henry), Corp.(1)                      1,272,548         66,605,162
Service Corp. International(1)                  142,389            551,045
Stewart Enterprises, Inc.(1)                    114,000            490,200
Sunrise Assisted Living, Inc.(1)                144,000          3,222,720
Tenet Healthcare Corp.(1)                         3,961             46,146
UnitedHealth Group, Inc.                        209,188         10,511,697
Ventiv Health, Inc.(1)                          160,833            659,576
Wellpoint Health Networks(1)                    404,000         34,057,200
--------------------------------------------------------------------------
                                                           $   330,588,323
--------------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 1.7%
--------------------------------------------------------------------------
Brinker International, Inc.(1)                  502,433    $    18,097,637
Carnival Corporation                            559,353         18,184,566
CBRL Group, Inc.                                 62,047          2,411,146
Darden Restaurants Inc.                         183,344          3,479,869
Evans (Bob) Farms, Inc.                          51,662          1,427,421
Gaylord Entertainment Co.(1)                    428,482          8,385,393
International Game Technology(1)                100,000         10,233,000
International Speedway Corporation              118,344          4,675,771
Jack in the Box, Inc.(1)                        500,000         11,150,000
Lone Star Steakhouse & Saloon, Inc.             145,981          3,178,006
Marriott International, Inc.                    332,517         12,775,303
McDonald's Corp.                              1,378,482         30,409,313
MGM Grand, Inc.(1)                               94,445          3,228,130
Navigant International, Inc.(1)                  44,278            571,186
Outback Steakhouse, Inc.                      1,610,923         62,825,997
Outback Steakhouse, Inc.(2)(3)                   31,784          1,239,421
Papa John's International, Inc.(1)              199,488          5,595,638
Royal Caribbean Cruises Ltd.                    500,000         11,580,000
Sonic Corp.(1)                                  106,510          2,708,549
Starbucks Corp.(1)                            1,330,334         32,619,790
Yum! Brands, Inc.(1)                            392,380         11,598,753
--------------------------------------------------------------------------
                                                           $   256,374,889
--------------------------------------------------------------------------
Household Durables -- 0.5%
--------------------------------------------------------------------------
Blyth Industries, Inc.                          844,123    $    22,960,146
Department 56, Inc.(1)                          255,162          3,911,633
Fortune Brands Inc.                             142,143          7,419,865
Helen of Troy Ltd.(1)                            20,000            303,200
Interface, Inc. Class A(1)                       75,467            350,167
Leggett & Platt, Inc.                         1,432,606         29,368,423
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Household Durables (continued)
--------------------------------------------------------------------------
Maytag Corp.                                     27,073    $       661,123
Newell Rubbermaid, Inc.                         374,949         10,498,572
Snap-On, Inc.                                    51,429          1,492,984
--------------------------------------------------------------------------
                                                           $    76,966,113
--------------------------------------------------------------------------
Household Products -- 2.2%
--------------------------------------------------------------------------
Clorox Co. (The)                                 53,688    $     2,289,793
Colgate-Palmolive Co.                         1,171,111         67,865,882
Energizer Holdings(1)                           141,981          4,458,203
Kimberly-Clark Corp.                          1,914,334         99,813,375
Procter & Gamble Co.                          1,874,327        167,152,482
--------------------------------------------------------------------------
                                                           $   341,579,735
--------------------------------------------------------------------------
Industrial Conglomerates -- 1.6%
--------------------------------------------------------------------------
3M Co.                                          244,336    $    31,514,457
General Electric Co.                          6,508,307        186,658,245
Teleflex, Inc.                                   47,559          2,023,635
Tyco International Ltd.                       1,176,566         22,331,223
--------------------------------------------------------------------------
                                                           $   242,527,560
--------------------------------------------------------------------------
Insurance -- 6.6%
--------------------------------------------------------------------------
21st Century Insurance Group                     70,700    $     1,011,010
Aegon N.V. ADR                                5,250,269         52,712,701
AFLAC Corp.                                   2,028,348         62,371,701
Allstate Corp. (The)                            123,872          4,416,037
American International Group, Inc.            5,303,500        292,647,130
AON Corp.                                       908,574         21,878,462
Berkshire Hathaway, Inc., Class A(1)                516         37,410,000
Berkshire Hathaway, Inc., Class B(1)             40,146         97,554,780
Chubb Corporation                                 3,901            234,060
Commerce Group, Inc.                            120,000          4,344,000
Delphi Financial Group Inc.                       6,448            301,766
Gallagher (Arthur J.) and Co.                 1,028,843         27,984,530
Hartford Financial Services Group, Inc.          36,048          1,815,377
Jefferson-Pilot Corp.                           190,173          7,884,573
Kansas City Life Insurance Co.                   70,800          3,033,072
Lincoln National Corp.                           52,903          1,884,934
Manulife Financial Corp.(1)                      74,958          2,114,565
Marsh & McLennan Cos., Inc.                   3,002,670        153,346,357
MetLife, Inc.                                 1,969,700         55,781,904
Old Republic International Corp.                 72,603          2,488,105
Progressive Corp.                             2,005,100        146,572,810

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Insurance (continued)
--------------------------------------------------------------------------
Safeco Corp.                                     16,122    $       568,784
St. Paul Companies, Inc. (The)                  324,575         11,850,233
Torchmark Corp.                                 280,357         10,443,298
Travelers Property Casualty - Class A           198,946          3,163,241
Travelers Property Casualty - Class B           408,752          6,446,019
UICI(1)                                          43,597            657,007
UnumProvident Corp.                              52,000            697,320
XL Capital Ltd., Class A                         79,232          6,576,256
--------------------------------------------------------------------------
                                                           $ 1,018,190,032
--------------------------------------------------------------------------
Integrated Telecommunication Services -- 0.0%
--------------------------------------------------------------------------
McLeodUSA(1)                                     35,538    $        53,662
--------------------------------------------------------------------------
                                                           $        53,662
--------------------------------------------------------------------------
Internet and Catalog Retail -- 0.2%
--------------------------------------------------------------------------
eBay, Inc(1)(2)(3)                              100,000    $    10,403,675
eBay, Inc.(1)                                    44,816          4,668,931
eBay, Inc.(1)(2)(3)                             159,000         16,548,055
School Specialty Corp.(1)                        49,197          1,400,147
--------------------------------------------------------------------------
                                                           $    33,020,808
--------------------------------------------------------------------------
Internet Software and Services -- 0.0%
--------------------------------------------------------------------------
Retek, Inc.(1)                                  266,148    $     1,703,347
--------------------------------------------------------------------------
                                                           $     1,703,347
--------------------------------------------------------------------------
IT Services -- 2.9%
--------------------------------------------------------------------------
Accenture Ltd.(1)                             3,638,000    $    65,811,420
Acxiom Corp.(1)                                 579,019          8,737,397
Acxiom Corp.(1)(2)(3)                            68,785          1,037,187
Affiliated Computer Services(1)                 200,654          9,175,907
Automatic Data Processing, Inc.               2,223,695         75,294,313
BISYS Group, Inc. (The)(1)                      280,492          5,152,638
Ceridian Corp.(1)                               166,750          2,829,748
Certegy, Inc.(1)                                 42,862          1,189,421
Computer Sciences Corp.(1)                      388,302         14,802,072
Concord EFS, Inc.(1)                            267,810          3,942,163
CSG Systems International, Inc.(1)               41,116            580,969
DST Systems, Inc.(1)                            391,034         14,859,292
eFunds Corp.(1)                                  44,484            512,901
Electronic Data Systems Corp.                   157,712          3,382,922
First Data Corp.                              3,939,791        163,264,939
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

IT Services (continued)
--------------------------------------------------------------------------
Gartner Group, Inc., Class A(1)                   4,811    $        36,467
Gartner Group, Inc., Class B(1)                  92,416            693,120
Keane, Inc.(1)                                   52,404            714,267
Paychex, Inc.                                 1,434,519         42,045,752
Perot Systems Corp.(1)                          726,775          8,256,164
Safeguard Scientifics, Inc.(1)                   26,579             71,763
SunGard Data Systems, Inc.(1)                   835,600         21,650,396
--------------------------------------------------------------------------
                                                           $   444,041,218
--------------------------------------------------------------------------
Leisure Equipment and Products -- 0.0%
--------------------------------------------------------------------------
Eastman Kodak Co.                               156,267    $     4,273,902
Mattel, Inc.                                     14,836            280,697
--------------------------------------------------------------------------
                                                           $     4,554,599
--------------------------------------------------------------------------
Machinery -- 2.5%
--------------------------------------------------------------------------
Caterpillar, Inc.                                23,255    $     1,294,373
Danaher Corporation                           2,015,985        137,187,779
Deere & Co.                                   3,450,000        157,665,000
Dionex Corp.(1)                                 279,907         11,126,303
Donaldson Company, Inc.                          40,220          1,787,779
Dover Corp.                                     409,289         12,262,298
Federal Signal Corp.                            283,471          4,980,585
Illinois Tool Works, Inc.                       756,502         49,815,657
ITT Industries, Inc.                              4,214            275,848
Nordson Corporation                             163,978          3,910,875
Parker-Hannifin Corporation                     125,359          5,263,824
Tecumseh Products Co., Class A                  156,420          5,992,450
Wabtec                                          232,061          3,227,969
--------------------------------------------------------------------------
                                                           $   394,790,740
--------------------------------------------------------------------------
Media -- 7.3%
--------------------------------------------------------------------------
ADVO, Inc.(1)                                   567,197    $    25,183,547
AOL Time Warner, Inc.(1)                      5,565,263         89,545,082
Belo (A.H.) Corp.                               542,924         12,139,781
Cablevision Systems Corp.(1)                    207,410          4,305,832
Catalina Marketing Corp.(1)                      89,203          1,574,433
Clear Channel Communications, Inc.(1)           425,362         18,031,095
Comcast Corp. Class A(1)                      4,466,124        134,787,622
Comcast Corp. Class A Special(1)              1,580,622         45,569,332
Cox Communications, Inc., Class A(1)          1,452,265         46,327,254
Disney (Walt) Company                         6,050,933        119,505,927
EchoStar Communications, Class A(1)              35,150          1,216,893

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Media (continued)
--------------------------------------------------------------------------
Entercom Communications Corp.(1)                220,000    $    10,782,200
Gannett Co., Inc.                             1,508,627        115,877,640
General Motors Corp., H Class(1)                275,262          3,526,106
Havas Advertising, S.A. ADR                   3,142,938         14,014,361
Interpublic Group of Companies., Inc.         2,220,905         29,715,709
Interpublic Group of
Companies., Inc.(2)(3)                          100,000          1,336,997
KnightRidder, Inc.                               18,123          1,249,218
Lamar Advertising Co.(1)                        845,318         29,763,647
Liberty Media Corp. Class A(1)                1,168,031         13,502,438
Liberty Media Corp. Class B(1)                   32,876            388,594
MacClatchy Co. (The)                             48,066          2,769,563
McGraw-Hill Companies, Inc. (The)               218,164         13,526,168
Meredith Corp.                                  190,000          8,360,000
New York Times Co. (The), Class A               317,259         14,435,285
News Corporation Ltd.                            93,965          2,353,823
Omnicom Group, Inc.                           2,258,455        161,931,224
Proquest Company(1)                             115,000          2,967,000
Publicis Groupe SA                              368,212          9,898,893
Reuters Holdings plc ADR                          1,431             25,157
Scripps (The E.W) Company                        25,533          2,265,288
Tribune Co.                                   1,480,736         71,519,549
Univision Communications, Inc.(1)               920,044         27,969,338
Viacom, Inc., Class A(1)                         29,774          1,301,124
Viacom, Inc., Class B(1)                      1,635,379         71,400,647
Vivendi Universal S.A. ADR(1)                   490,725          9,048,969
Washington Post Co. (The)                        11,352          8,319,881
Westwood One, Inc.(1)                           122,400          4,153,032
WPP Group plc                                   139,450          1,094,993
WPP Group plc ADR                               188,507          7,553,475
--------------------------------------------------------------------------
                                                           $ 1,139,237,117
--------------------------------------------------------------------------
Metals and Mining -- 0.4%
--------------------------------------------------------------------------
Alcoa, Inc.                                   1,406,287    $    35,860,319
Allegheny Technologies, Inc.                     21,408            141,293
Nucor Corp.                                     239,966         11,722,339
Phelps Dodge Corp.(1)                            14,862            569,809
Steel Dynamics, Inc.(1)                         311,800          4,271,660
Worthington Industries, Inc.                    147,466          1,976,044
--------------------------------------------------------------------------
                                                           $    54,541,464
--------------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Multiline Retail -- 2.8%
--------------------------------------------------------------------------
99 Cents Only Stores(1)                       1,142,232    $    39,201,402
Dollar General Corp.                            101,456          1,852,587
Dollar Tree Stores, Inc.(1)                     852,494         27,049,635
Family Dollar Stores, Inc.                    2,618,411         99,892,380
Kohls Corp.(1)                                2,149,555        110,444,136
May Department Stores Co. (The)                 596,760         13,283,878
Nordstrom, Inc.                                  65,692          1,282,308
Penney (J.C.) Company, Inc.                     539,566          9,091,687
Sears, Roebuck & Co.                             15,750            529,830
Target Corp.                                  3,524,259        133,357,961
--------------------------------------------------------------------------
                                                           $   435,985,804
--------------------------------------------------------------------------
Multi-Utilities and Unregulated Power -- 0.1%
--------------------------------------------------------------------------
AES Corporation(1)                               49,542    $       314,592
Duke Energy Corp.                               419,154          8,362,122
Dynegy, Inc.(1)                                  63,525            266,805
El Paso Corp.                                   175,909          1,421,345
National Fuel Gas Co.                             4,000            104,200
Williams Companies. Inc. (The)                  222,833          1,760,381
--------------------------------------------------------------------------
                                                           $    12,229,445
--------------------------------------------------------------------------
Office Electronics -- 0.0%
--------------------------------------------------------------------------
Ikon Office Solutions, Inc.                      83,040    $       739,056
Xerox Corp.(1)                                   20,000            211,800
Zebra Technologies Corp., Class A(1)              6,000            451,140
--------------------------------------------------------------------------
                                                           $     1,401,996
--------------------------------------------------------------------------
Oil and Gas -- 5.4%
--------------------------------------------------------------------------
Anadarko Petroleum Corp.                      2,991,941    $   133,051,616
Apache Corporation                            1,435,690         93,405,991
Ashland, Inc.                                    85,716          2,629,767
BP plc ADR                                    5,183,538        217,812,267
Burlington Resources, Inc.                    1,030,802         55,735,464
ChevronTexaco Corporation                       119,939          8,659,596
ConocoPhillips                                1,386,960         76,005,408
Devon Energy Corp.                              507,653         27,108,670
Exxon Mobil Corp.                             5,643,056        202,642,141
Kerr - McGee Corp.                              267,327         11,976,250
Marathon Oil Corp.                                  450             11,858
Murphy Oil Corporation                           13,200            694,320
Newfield Exploration Company(1)                  60,000          2,253,000
Royal Dutch Petroleum Co.                        91,069          4,245,637

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Oil and Gas (continued)
--------------------------------------------------------------------------
Total Fina Elf SA ADR                           100,000    $     7,580,000
Valero Energy Corp.                              51,510          1,871,358
--------------------------------------------------------------------------
                                                           $   845,683,343
--------------------------------------------------------------------------
Paper and Forest Products -- 0.2%
--------------------------------------------------------------------------
Georgia-Pacific Corp.                           647,002    $    12,260,688
International Paper Co.                         232,175          8,295,613
Louisiana-Pacific Corp.(1)                       70,750            766,930
MeadWestvaco Corp.                               84,358          2,083,643
Weyerhaeuser Co.                                119,608          6,458,832
--------------------------------------------------------------------------
                                                           $    29,865,706
--------------------------------------------------------------------------
Personal Products -- 1.2%
--------------------------------------------------------------------------
Avon Products, Inc.                             186,700    $    11,612,740
Gillette Company                              3,492,990        111,286,661
Lauder (Estee) Companies, Inc.                2,092,312         70,155,221
--------------------------------------------------------------------------
                                                           $   193,054,622
--------------------------------------------------------------------------
Pharmaceuticals -- 8.1%
--------------------------------------------------------------------------
Abbott Laboratories                           2,957,481    $   129,419,369
Allergan, Inc.                                   34,840          2,686,164
Bristol-Myers Squibb Company                  2,877,207         78,116,170
Elan Corp., PLC ADR(1)                           31,838            179,566
Forest Laboratories, Inc.(1)                  1,906,800        104,397,300
GlaxoSmithKline plc                             445,436         18,057,975
Johnson & Johnson                             2,662,853        137,669,500
King Pharmaceuticals, Inc.(1)                 2,085,117         30,776,327
Lilly (Eli) & Co.                             3,030,886        209,040,207
Merck & Co., Inc.                             1,557,649         94,315,647
Mylan Laboratories, Inc.                          4,555            158,377
Novo Nordisk ADR                                292,277         10,133,244
Pfizer, Inc.                                  7,321,633        250,033,767
Schering AG ADR                                  25,000          1,211,500
Schering-Plough Corp.                         2,982,738         55,478,927
Sepracor, Inc.(1)                                 4,000             72,120
Teva Pharmaceutical Industries Ltd. ADR       1,200,000         68,316,000
Watson Pharmaceuticals, Inc.(1)               1,022,427         41,275,378
Wyeth Corp.                                     481,539         21,934,101
--------------------------------------------------------------------------
                                                           $ 1,253,271,639
--------------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Real Estate -- 0.2%
--------------------------------------------------------------------------
AvalonBay Communities, Inc.                      55,000    $     2,345,200
Catellus Development Corp.(1)                   415,722          9,145,884
Jones Lang Lasalle, Inc.(1)                     154,567          2,442,159
Plum Creek Timber Co., Inc.                     198,791          5,158,626
Trammell Crow Co.(1)                            854,200          9,063,062
--------------------------------------------------------------------------
                                                           $    28,154,931
--------------------------------------------------------------------------
Road and Rail -- 0.2%
--------------------------------------------------------------------------
ANC Rental Corporation(1)                       459,525    $         2,298
Burlington Northern Santa Fe Corp.              208,925          5,941,827
CSX Corporation                                  46,652          1,403,759
Florida East Coast Industries, Inc.             122,888          3,139,788
Heartland Express, Inc.(1)                       37,822            841,540
Heartland Express, Inc.(1)(2)(3)                435,436          9,681,185
Kansas City Southern Industries, Inc.(1)         15,215            183,036
Norfolk Southern Corp.                            3,090             59,328
Union Pacific Corp.                              92,156          5,346,891
--------------------------------------------------------------------------
                                                           $    26,599,652
--------------------------------------------------------------------------
Semiconductors and Semiconductor
Equipment -- 1.7%
--------------------------------------------------------------------------
Agere Systems, Inc.(1)                            7,560    $        17,615
Agere Systems, Inc., Class B(1)                 185,545            426,754
Altera Corp.(1)                                  66,116          1,084,302
Analog Devices, Inc.(1)                         540,725         18,828,045
Applied Materials, Inc.(1)                      200,824          3,185,069
Applied Materials, Inc.(1)(2)(3)                215,968          3,422,684
Broadcom Corp.(1)                               234,000          5,828,940
Conexant Systems, Inc.(1)                       134,174            550,113
Cypress Semiconductor Corporation(1)            152,742          1,832,904
Intel Corp.                                   7,344,523        152,648,566
Intel Corp.(2)(3)                               250,000          5,195,351
Intel Corp.(2)(3)                               500,000         10,386,804
Intel Corp.(2)(3)                               375,000          7,788,155
KLA-Tencor Corp.(1)                             129,066          6,000,278
Lam Research Corp.(1)                            44,051            802,169
Linear Technologies Corp.                        87,760          2,826,750
LSI Logic Corporation(1)                        132,810            940,295
Maxim Integrated Products Co.                   274,351          9,380,061
Mindspeed Technologies Inc.(1)                   44,725            120,757
Skyworks Solutions, Inc.(1)                      98,685            668,097
Teradyne, Inc.(1)                                27,996            484,611
Texas Instruments, Inc.                       2,138,314         37,634,326

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Semiconductors and Semiconductor
Equipment (continued)
--------------------------------------------------------------------------
Xilinx, Inc.(1)                                  68,518    $     1,734,191
--------------------------------------------------------------------------
                                                           $   271,786,837
--------------------------------------------------------------------------
Software -- 3.1%
--------------------------------------------------------------------------
Adobe Systems, Inc.                             231,936    $     7,438,188
BMC Software, Inc.(1)                            27,000            440,910
Cadence Design Systems, Inc.(1)                 900,000         10,854,000
Check Point Software Technologies
Ltd.(1)                                         143,568          2,806,754
Cognos, Inc.(1)                                  77,000          2,079,000
Computer Associates International, Inc.          33,070            736,800
Compuware Corp.(1)                              150,944            870,947
Edwards (J.D.) & Co.(1)                         891,844         12,780,125
Fair, Isaac and Co., Inc.                       717,685         36,924,893
Henry (Jack) & Associates                       201,006          3,575,896
I2 Technologies, Inc.(1)                        233,752            236,090
Intuit, Inc.(1)                               2,648,849        117,953,246
Microsoft Corp.                               9,454,049        242,118,195
Oracle Corp.(1)                                 737,178          8,860,880
Parametric Technology Corp.(1)                   94,600            288,530
PeopleSoft, Inc.(1)                             374,478          6,587,068
Reynolds & Reynolds, Co.                        451,043         12,881,788
Siebel Systems, Inc.(1)                       1,216,472         11,605,143
VERITAS Software Corp.(1)                        43,942          1,259,817
Wind River Systems, Inc.(1)                      91,910            350,177
--------------------------------------------------------------------------
                                                           $   480,648,447
--------------------------------------------------------------------------
Specialty Retail -- 2.0%
--------------------------------------------------------------------------
Abercrombie & Fitch Co.(1)                       14,915    $       423,735
AutoNation, Inc.(1)                           3,829,750         60,203,670
Best Buy Co., Inc.(1)                           213,610          9,381,751
Burlington Coat Factory Warehouse Corp.         609,010         10,901,279
Carmax, Inc.(1)                                  67,797          2,044,080
Circuit City Stores, Inc.                       216,000          1,900,800
Gap, Inc. (The)                                  21,012            394,185
Home Depot, Inc. (The)                        2,823,415         93,511,505
Limited Brands, Inc.                            816,903         12,661,997
Lowe's Companies                                990,139         42,526,470
Office Depot, Inc.(1)                           238,664          3,463,015
OfficeMax, Inc.(1)                              912,117          5,974,366
Payless Shoesource, Inc.(1)                      23,100            288,750
Pep Boys - Manny, Moe & Jack (The)               83,415          1,126,937
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Specialty Retail (continued)
--------------------------------------------------------------------------
Pier 1 Imports, Inc.                            300,000    $     6,120,000
RadioShack Corp.                                677,904         17,835,654
Sherwin-Williams Co. (The)                       80,069          2,152,255
Staples, Inc.(1)                                 92,500          1,697,375
Tiffany & Co.                                    88,000          2,875,840
TJX Companies, Inc. (The)                     2,016,834         37,997,153
Too, Inc.(1)                                     38,284            775,251
--------------------------------------------------------------------------
                                                           $   314,256,068
--------------------------------------------------------------------------
Textiles, Apparel and Luxury Goods -- 0.4%
--------------------------------------------------------------------------
Coach, Inc.(1)                                  182,860    $     9,095,456
Nike Inc., Class B                            1,079,222         57,727,585
Unifi, Inc.(1)                                   42,921            266,110
--------------------------------------------------------------------------
                                                           $    67,089,151
--------------------------------------------------------------------------
Thrifts and Mortgage Finance -- 0.8%
--------------------------------------------------------------------------
Fannie Mae                                      426,880    $    28,788,787
Freddie Mac                                     183,147          9,298,373
Golden West Financial Corporation                21,845          1,747,818
GreenPoint Financial Corp.                      720,983         36,726,874
MGIC Investment Corp.                            85,000          3,964,400
Radian Group, Inc.                               30,800          1,128,820
Sovereign Bancorporation, Inc.                   23,766            371,938
Washington Mutual, Inc.                       1,179,593         48,717,191
--------------------------------------------------------------------------
                                                           $   130,744,201
--------------------------------------------------------------------------
Tobacco -- 0.2%
--------------------------------------------------------------------------
Altria Group Inc.                               525,942    $    23,898,804
UST, Inc.                                           439             15,378
--------------------------------------------------------------------------
                                                           $    23,914,182
--------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.1%
--------------------------------------------------------------------------
AT&T Wireless Services, Inc.(1)               1,383,881    $    11,361,663
Nextel Communications, Inc., Class A(1)          73,122          1,322,046
Sprint Corp. - PCS Group(1)                      19,754            113,586
Telephone and Data Systems, Inc.                 70,844          3,520,947
Vodafone Group plc ADR                          100,617          1,977,124
--------------------------------------------------------------------------
                                                           $    18,295,366
--------------------------------------------------------------------------
Total Common Stocks
   (identified cost $14,458,940,465)                       $15,314,068,421
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

CONVERTIBLE PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Multi-Utilities and Unregulated Power -- 0.0%
--------------------------------------------------------------------------
Enron Corp.(1)(2)                                11,050    $        14,784
--------------------------------------------------------------------------
                                                           $        14,784
--------------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $4,500,777)                            $        14,784
--------------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Commercial Banks -- 0.0%
--------------------------------------------------------------------------
Wachovia Corp. (Dividend Equalization
Preferred Shares)(1)                            166,518    $         2,498
--------------------------------------------------------------------------
                                                           $         2,498
--------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $39,407)                               $         2,498
--------------------------------------------------------------------------

RIGHTS -- 0.0%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Banks -- 0.0%
--------------------------------------------------------------------------
Bank United Corp. (Litigation Contingent
Payment Rights)(1)                              102,072    $         8,166
--------------------------------------------------------------------------
                                                           $         8,166
--------------------------------------------------------------------------
Computers and Business Equipment -- 0.0%
--------------------------------------------------------------------------
Seagate Technology, Inc. (Tax
Refund Rights)(1)(2)                            197,392    $             0
--------------------------------------------------------------------------
                                                           $             0
--------------------------------------------------------------------------
Integrated Telecommunication Services -- 0.0%
--------------------------------------------------------------------------
McLeodUSA (Escrow Rights)(1)(2)               1,592,200    $             0
--------------------------------------------------------------------------
                                                           $             0
--------------------------------------------------------------------------
Total Rights
   (identified cost $50,596)                               $         8,166
--------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
--------------------------------------------------------------------------
Barton Capital Corp., 1.05%, 7/3/03        $     61,077    $    61,073,437
Barton Capital Corp., 1.06%, 7/1/03              54,402         54,402,000
Investors Bank & Trust Company -- Time
Deposit, 1.37%, 7/1/03                           54,872         54,872,088
Corporate Asset Funding, 1.25%, 7/2/03           50,000         49,998,264
Kittyhawk Funding, 1.00%, 7/21/03                32,544         32,525,920
Receivables Capital Corp., 1.03%,
7/11/03                                          50,000         49,985,694
--------------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $302,857,403)                       $   302,857,403
--------------------------------------------------------------------------
Total Investments -- 100.4%
   (identified cost $14,766,388,648)                       $15,616,951,272
--------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.4)%                   $   (67,182,523)
--------------------------------------------------------------------------
Net Assets -- 100.0%                                       $15,549,768,749
--------------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3) Security restricted from resale for a period not exceeding two years. At June 30, 2003, the value of these securities totaled $73,451,212 or 0.5% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
---------------------------------------------------------
Investments, at value
   (identified cost, $14,766,388,648)     $15,616,951,272
Cash                                                  641
Receivable for investments sold                 9,495,521
Dividends and interest receivable              16,477,873
Tax reclaim receivable                            673,037
Other assets                                       13,542
---------------------------------------------------------
TOTAL ASSETS                              $15,643,611,886
---------------------------------------------------------

Liabilities
---------------------------------------------------------
Payable for investments purchased         $    93,678,871
Payable to affiliate for Trustees' fees             6,817
Accrued expenses                                  157,449
---------------------------------------------------------
TOTAL LIABILITIES                         $    93,843,137
---------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $15,549,768,749
---------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $14,699,191,457
Net unrealized appreciation (computed on
   the basis of identified cost)              850,577,292
---------------------------------------------------------
TOTAL                                     $15,549,768,749
---------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
--------------------------------------------------------
Dividends (net of foreign taxes,
   $1,623,482)                            $  106,720,366
Interest                                       2,672,774
--------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  109,393,140
--------------------------------------------------------

Expenses
--------------------------------------------------------
Investment adviser fee                    $   31,979,032
Trustees' fees and expenses                       13,150
Custodian fee                                    902,136
Legal and accounting services                     39,203
Miscellaneous                                     30,809
--------------------------------------------------------
TOTAL EXPENSES                            $   32,964,330
--------------------------------------------------------

NET INVESTMENT INCOME                     $   76,428,810
--------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (26,379,550)
   Securities sold short                      (2,985,249)
   Foreign currency transactions                  58,400
--------------------------------------------------------
NET REALIZED LOSS                         $  (29,306,399)
--------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $1,126,368,019
   Securities sold short                        (203,701)
   Foreign currency                              (13,039)
--------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $1,126,151,279
--------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $1,096,844,880
--------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $1,173,273,690
--------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003      YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        DECEMBER 31, 2002
------------------------------------------------------------------------------
From operations --
   Net investment income                  $      76,428,810  $     139,150,041
   Net realized loss                            (29,306,399)      (459,996,840)
   Net change in unrealized appreciation
      (depreciation)                          1,126,151,279     (3,312,547,564)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $   1,173,273,690  $  (3,633,394,363)
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     635,264,361  $   2,786,165,872
   Withdrawals                                 (830,290,890)    (2,917,114,901)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (195,026,529) $    (130,949,029)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     978,247,161  $  (3,764,343,392)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of period                    $  14,571,521,588  $  18,335,864,980
------------------------------------------------------------------------------
AT END OF PERIOD                          $  15,549,768,749  $  14,571,521,588
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       ------------------------------------------------------------
                                  (UNAUDITED)             2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.46%(2)          0.45%           0.45%           0.45%           0.46%
   Net investment income                   1.06%(2)          0.85%           0.64%           0.67%           0.72%
Portfolio Turnover                           11%               23%             18%             13%             11%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                            8.19%           (19.52)%         (9.67)%            --              --
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $15,549,769       $14,571,522     $18,335,865     $18,385,069     $15,114,649
------------------------------------------------------------------------------------------------------------------


                                PERIOD ENDED                   YEAR ENDED
                                DECEMBER 31, 1998(1)           OCTOBER 31, 1998
------------------------------
Ratios/Supplemental Data
------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                   0.48%(2)                   0.50%
   Net investment income                      0.72%(2)                   0.78%
Portfolio Turnover                               3%                        12%
------------------------------
TOTAL RETURN(3)                                 --                         --
------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $8,704,859                 $6,985,678
------------------------------

 (1)  For the two-month period ended December 31, 1998.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000. It is not computed on an annualized basis.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains or losses, and any other items of income, gain, loss, deduction or credit.

 C Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 D Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 E Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 F Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Other -- Investment transactions are accounted for on a trade-date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2003, the adviser fee was 0.44% (annualized) of the Portfolio's average daily net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, aggregated $1,516,465,536 and $1,724,390,255, respectively. In addition, investments having an aggregate market value of $295,825,964 at dates of withdrawal were distributed in payment for capital withdrawals. During the six months ended June 30, 2003, investors contributed securities with a value of $306,986,876.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 5,396,951,384
    ---------------------------------------------------------
    Gross unrealized appreciation             $10,244,107,429
    Gross unrealized depreciation                 (24,107,541)
    ---------------------------------------------------------
    NET UNREALIZED APPRECIATION               $10,219,999,888
    ---------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2003.
6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2003.

7 Restricted Securities
-------------------------------------------
   At June 30, 2003, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                                DATE OF
    DESCRIPTION                               ACQUISITION   SHARES      COST      FAIR VALUE
    -----------------------------------------------------------------------------------------
    Acxiom Corp.                                12/18/02     68,785  $ 1,000,007  $ 1,037,187
    Applied Materials, Inc.                     12/18/02    215,968    2,988,826    3,422,684
    eBay, Inc                                    5/13/03    100,000    9,466,769   10,403,675
    eBay, Inc.                                   2/19/03    159,000   12,143,697   16,548,055
    Heartland Express, Inc.                     12/18/02    435,436   10,000,005    9,681,185
    Intel Corp.                                 12/18/02    375,000    6,698,687    7,788,155
    Intel Corp.                                  10/9/02    500,000    6,600,085   10,386,804
    Intel Corp.                                  7/30/02    250,000    4,715,416    5,195,351
    Interpublic Group of Companies., Inc.       12/18/02    100,000    1,354,965    1,336,997
    Morgan Stanley Dean Witter & Co.             7/30/02    150,000    5,926,597    6,411,698
    Outback Steakhouse, Inc.                     7/30/02     31,784    1,000,011    1,239,421
    -----------------------------------------------------------------------------------------
                                                                     $61,895,065  $73,451,212
    -----------------------------------------------------------------------------------------

8 Interestholder Meeting
-------------------------------------------
   The portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                           99%           1%
    Donald R. Dwight                                99%           1%
    James B. Hawkes                                 99%           1%
    Samuel L. Hayes, III                            99%           1%
    William H. Park                                 99%           1%
    Norton H. Reamer                                99%           1%
    Lynn A. Stout                                   99%           1%

   Results are rounded to nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

INVESTMENT MANAGEMENT

TAX-MANAGED GROWTH PORTFOLIO

Officers

Duncan W. Richardson
President and
Portfolio Manager

Thomas E. Faust Jr.
Vice President

Michelle A. Alexander
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)     Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)  Treasurer's Section 302 certification.
(a)(2)(ii) President's Section 302 certification.
(b)        Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-MANAGED GROWTH PORTFOLIO

By:   /s/ Duncan W. Richardson

      ------------------------
      Duncan W. Richardson
      President

Date: August 18, 2003
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Michelle A. Alexander
      -------------------------
      Michelle A. Alexander
      Treasurer

Date: August 18, 2003
      ---------------


By:   /s/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President

Date: August 18, 2003
      ---------------